Net Income Per Share Attributable to Cooper-Standard Holdings Inc - Basic Net Income Per Share Attributable (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Diluted net income per share attributable
Net income attributable to Cooper-Standard Holdings Inc.	$ 20,701	$ 23,787	$ 40,576	$ 102,804	$ 102,844
Less: Preferred stock dividends (paid or unpaid)	(1,677)	(1,689)	(4,734)	(6,764)	(7,278)
Less: Premium paid for redemption of preferred stock		(974)		(1,376)	(1,710)
Less: Undistributed earnings allocated to participating securities	(3,724)	(3,938)	(7,119)	(17,934)	(18,596)
Net income available to Cooper-Standard Holdings Inc. common stockholders	$ 15,300	$ 17,186	$ 28,723	$ 76,730	$ 75,260
Weighted average shares of common stock outstanding	16,621,120	17,705,918	17,489,693	17,444,980	17,610,614
Basic net income per share attributable to Cooper-Standard Holdings Inc.	$ 0.92	$ 0.97	$ 1.64	$ 4.40	$ 4.27